Financial Instruments - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	₩ 8,053,108	₩ 4,775,166
Borrowings	6,833,120	5,110,424
Borrowings	24,305,662	21,741,216
Financial guarantee liabilities	18,437
Others	2,671,022
Short-term financial instruments	8,006,081	10,514,093
Other receivables	2,112,697	2,104,610
Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	32,170,460	32,157,831
Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	32,809,257	30,038,885
Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	350,149	241,541
Short-term financial instruments	8,006,081	10,514,093
Debt securities	75,876	10,717
Other securities	632,469	430,998
Other receivables	2,000	2,000
Derivative hedging instruments	9,846	7,555
Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,462,088	1,466,061
Amortized cost [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Cash and cash Equivalents	8,053,108	4,775,166
Trade accounts and notes receivable	8,414,667	9,051,708
Debt securities	124,147	151,146
Other receivables	2,458,227	2,761,566
Deposit instruments	2,581,802	2,745,280
Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	157,036	93,236
Derivative hedging instruments	18,105	16,803
Borrowings	1,358,294	1,435,193
Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Trade accounts and notes payable	5,520,821	5,468,869
Borrowings	22,947,368	20,306,023
Financial guarantee liabilities	18,438	25,598
Others	2,789,195	2,693,163
Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	10,538,509	12,672,965
Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	23,865,206	21,938,478
Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	350,149	241,541
Short-term financial instruments	8,006,081	10,514,093
Debt securities	75,876	10,717
Other securities	632,469	430,998
Other receivables	2,000	2,000
Derivative hedging instruments	9,846	7,555
Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,462,088	1,466,061
Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	157,036	93,236
Derivative hedging instruments	18,105	16,803
Borrowings	1,358,294	1,435,193
Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	22,331,771	20,393,246
Level 1 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	1,239,811	1,287,840
Level 1 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	1,358,294	1,435,193
Level 1 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Other securities	29,687	37,343
Level 1 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	1,210,124	1,250,497
Level 1 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	1,358,294	1,435,193
Level 2 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	8,437,024	10,764,211
Level 2 [member] | Fair value [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial liabilities	22,506,912	20,503,285
Level 2 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivatives assets held for trading	350,149	241,541
Short-term financial instruments	8,006,081	10,514,093
Debt securities	69,926
Other securities	1,022	1,022
Derivative hedging instruments	9,846	7,555
Level 2 [member] | Fair value [member] | Financial liabilities at fair value through profit or loss [Member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value through profit or loss Derivative liabilities	157,036	93,236
Derivative hedging instruments	18,105	16,803
Level 2 [member] | Fair value [member] | Financial liabilities measured at amortized cost [member] | Liabilities measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Borrowings	22,331,771	20,393,246
Level 3 [member] | Fair value [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Financial assets	861,674	620,914
Level 3 [member] | Fair value [member] | Financial assets at fair value through profit or loss [member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Debt securities	5,950	10,717
Other securities	601,760	392,633
Other receivables	2,000	2,000
Level 3 [member] | Fair value [member] | Fair value through other comprehensive income [Member] | Assets measured at fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Equity securities	₩ 251,964	₩ 215,564